Cover	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Current Fiscal Year End Date	--09-30
Entity File Number	000-54672
Entity Registrant Name	American CryoStem Corporation
Entity Central Index Key	0001468679
Entity Tax Identification Number	26-4574088
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 Meridian Road
Entity Address, City or Town	Eatontown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	(732)
Local Phone Number	747-1007
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false